INVENTORIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Inventory Disclosure [Line Items]
Period of time on the market when inventory adjustment formula is first applied	2 years
Raw materials and consumables	$ 207	$ 213	$ 205
Work-in-progress	69	55	84
Finished goods and goods for resale	1,028	976	928
Total inventories	1,304	1,244	1,217
Foreign exchange movements	(1)
Cost of inventories recognised as an expense and included in cost of goods sold	1,013	1,131	961
Inventories recognised as an expense within cost of goods sold resulting from inventory write-offs	68	85	73
Reserves for excess and obsolete inventories
Schedule Of Inventory Disclosure [Line Items]
Reserves	296	$ 303	$ 322
Decrease in reserves	7
Write-off of inventory	20
Foreign exchange movements	$ 13
Orthopaedic instruments | Minimium
Schedule Of Inventory Disclosure [Line Items]
Useful economic life	3 years
Orthopaedic instruments | Maximum
Schedule Of Inventory Disclosure [Line Items]
Useful economic life	7 years